Financial Instruments With Off-Balance Sheet Credit And Market Risk	12 Months Ended
Dec. 31, 2011
Financial Instruments With Off-Balance Sheet Credit And Market Risk [Abstract]
Financial Instruments With Off-Balance Sheet Credit And Market Risk

Note 7. Financial Instruments with Off-Balance Sheet Credit and Market Risk:

The Partnership is involved in trading activities that may have market and/or credit risk. Financial instruments employed in the Partnership's operations may have market and/or credit risk in excess of the amounts recorded in the statements of financial condition.

Market Risk—Market risks arise from changes in the market value of financial instruments. Theoretically, the Partnership's exposure is equal to the notional contract value of futures contracts entered. Exposure to market risk is influenced by a number of factors, including the relationships between financial instruments, and the volatility and liquidity in the markets in which the financial instruments are traded. The use of financial instruments may serve to modify or offset market risk associated with other transactions.

Credit Risk—Credit risk arises primarily from the potential inability of counterparties to perform in accordance with the terms of a contract. The Partnership's exposure to credit risk associated with counterparty nonperformance is generally the net unrealized gain on the open positions plus the value of the margin or collateral held by the counterparty. Exchange-traded financial instruments generally do not give rise to significant counterparty exposure due to the cash settlement procedures for daily market movements and the margin requirements of individual exchanges. Financial instruments traded off-exchange give rise to the risk of the failure of, or the inability or refusal to perform by, the counterparties to such trades.

Concentration of Credit Risk—The Partnership clears all of its futures trades through one clearing broker, ADM Investor Services, Inc. In the event this counterparty does not fulfill its obligations, the Partnership may be exposed to risk. This risk of default depends on the creditworthiness of the counterparties to these transactions.

The Partnership has a substantial portion of its assets on deposit with financial institutions in connection with its cash management activities. In the event of a financial institution's insolvency, recovery of the Partnership's assets on deposit may be limited to the amount of insurance or other protection afforded such deposits.

The Partnership attempts to minimize this credit risk by monitoring the creditworthiness of the clearing broker and financial institutions.